Consolidated Statements of Stockholders' Deficit - USD ($) shares in Thousands, $ in Thousands	Common Stock [Member]	Common Stock [Member] Better Choice [Member]	Common Stock [Member] Bona Vida, Inc. [Member]	Common Stock [Member] Halo [Member]	Common Stock [Member] Previously Reported [Member]	Common Stock [Member] Restatement Adjustment [Member] [1]	Common Stock [Member] Series A Preferred Stock [Member]	Common Stock [Member] Series E Preferred Stock [Member]	Preferred Stock [Member] Series A Preferred Stock [Member]	Preferred Stock [Member] Series A Preferred Stock [Member] Better Choice [Member]	Preferred Stock [Member] Series A Preferred Stock [Member] Bona Vida, Inc. [Member]	Preferred Stock [Member] Series A Preferred Stock [Member] Halo [Member]	Preferred Stock [Member] Series E Preferred Stock [Member]	Preferred Stock [Member] Series E Preferred Stock [Member] Better Choice [Member]	Preferred Stock [Member] Series E Preferred Stock [Member] Bona Vida, Inc. [Member]	Preferred Stock [Member] Series E Preferred Stock [Member] Halo [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Better Choice [Member]	Additional Paid-in Capital [Member] Bona Vida, Inc. [Member]	Additional Paid-in Capital [Member] Halo [Member]	Additional Paid-in Capital [Member] Previously Reported [Member]	Additional Paid-in Capital [Member] Restatement Adjustment [Member]	[1]	Additional Paid-in Capital [Member] Series A Preferred Stock [Member]	Additional Paid-in Capital [Member] Series E Preferred Stock [Member]	Accumulated Deficit [Member]	Accumulated Deficit [Member] Better Choice [Member]	Accumulated Deficit [Member] Bona Vida, Inc. [Member]	Accumulated Deficit [Member] Halo [Member]	Accumulated Deficit [Member] Previously Reported [Member]	Accumulated Deficit [Member] Restatement Adjustment [Member]	[1]	Accumulated Deficit [Member] Series A Preferred Stock [Member]	Accumulated Deficit [Member] Series E Preferred Stock [Member]	Total	Better Choice [Member]	Bona Vida, Inc. [Member]	Halo [Member]	Previously Reported [Member]	Restatement Adjustment [Member] [1]	Series A Preferred Stock [Member]	Series E Preferred Stock [Member]
Balance at Dec. 31, 2017	$ 11				$ 0	$ 11											$ 8,545				$ 8,545	$ 0				$ (10,672)				$ (10,672)	$ 0				$ (2,116)				$ (2,127)	$ 11
Balance (in shares) at Dec. 31, 2017	11,497				0	11,497																																	10,397	(10,397)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued pursuant to a private placement - net proceeds									$ 2								4,666									0									4,668
Shares issued pursuant to a private placement - net proceeds (in shares)									2,391
Share-based compensation	$ 1																431																		432
Share-based compensation (in shares)	164
Net and comprehensive loss available to common stockholders	$ 0																0									(6,026)									(6,026)
Balance at Dec. 31, 2018	$ 12								$ 2								13,642									(16,698)									(3,042)
Balance (in shares) at Dec. 31, 2018	11,661								2,391
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued pursuant to a private placement - net proceeds	$ 0								$ 0								150									0									150
Shares issued pursuant to a private placement - net proceeds (in shares)	0								70
Shares and warrants issued pursuant to private issuance of public equity (PIPE)- net proceeds	$ 6								$ 0								15,670									0									15,676
Shares and warrants issued pursuant to private issuance of public equity (PIPE)- net proceeds (in shares)	5,745								0
Share-based compensation	$ 1								$ 0								10,280									0									10,281
Share-based compensation (in shares)	1,119								0
Stock issued to third parties for services	$ 1								$ 0								3,476									0									3,477
Stock issued to third parties for services (in shares)	1,009								0
Warrants issued to third parties for services	$ 0								$ 0								2,968									0									2,968
Conversion of Stock							$ 2	$ 2	$ (2)				$ (9,492)											$ 0	$ 9,490								$ 0	$ 0							$ 0	$ 9,492
Conversion of Stock (in shares)							2,461	1,582	(2,461)				(1,247)
Acquisitions of treasury shares	$ (1)								$ 0								(6,070)									0									(6,071)
Acquisition of treasury (in shares)	(1,012)								0
Acquisition		$ 4	$ 18	$ 2						$ 0	$ 0	$ 0		$ 20,058	$ 0	$ 0		$ 23,560	$ 108,602	$ 3,883							$ 0	$ 0	$ 0							$ 23,564	$ 108,620	$ 3,885
Acquisition of business (in shares)		3,915	18,103	2,134						0	0	0		2,634	0	0
Guarantor warrants	$ 0								$ 0								4,180									0									4,180
Warrants issued in connection with the Notes	0								0								313									0									313
Warrant exercise	$ 1								$ 0				$ 0				4,006									0									4,007
Warrant exercise (in shares)	1,260								0				0
Net and comprehensive loss available to common stockholders	$ 0								$ 0				$ 0													(184,571)									(184,571)
Balance at Dec. 31, 2019	$ 48								$ 0				$ 10,566				$ 194,150									$ (201,269)									$ (7,071)
Balance (in shares) at Dec. 31, 2019	47,977								0				1,387

[1]	Certain prior year amounts were adjusted to retroactively reflect the legal capital of the Company from LLC units to common stock due to the May Acquisitions described in "Note 2 - Acquisitions"